Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 31, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Dec. 31, 2014
Gotham Enhanced 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GENFX
Polen Global Growth Fund | Retail Class
Risk/Return:
Trading Symbol	PGIRX
Polen Global Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	PGIIX